Future accounting policy changes	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Future accounting policy changes

Note 32	Future accounting policy changes

IFRS 17 “Insurance Contracts” (IFRS 17)
IFRS 17 “Insurance Contracts” (IFRS 17), issued in May 2017, replaces IFRS 4 “Insurance Contracts”. On June 25, 2020, the IASB issued amendments to IFRS 17 partly aimed at helping companies implement the standard. IFRS 17, incorporating the amendments, is effective for annual reporting periods beginning on or after January 1, 2023, which for us will be November 1, 2023. IFRS 17 provides comprehensive guidance on the recognition, measurement, presentation and disclosure of insurance contracts we issue and reinsurance contracts we hold.
We continue to prepare for the implementation of IFRS 17, which is overseen by an Executive Steering Committee. Significant progress has been made in evaluating the required changes to our accounting and actuarial policies resulting from the adoption of IFRS 17. We plan to implement the required technology solution to support the new requirements in the upcoming year.